Expense Example (Class R6, USD $)	0 Months Ended
Aug. 30, 2013
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	695
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	681
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	693
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	705
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	691
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	697
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	691
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	715
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	746
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	725
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,224